Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2016
Subsidiary Guarantors
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2016

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$27,164	$1,975	$5,483	$20	$—	$34,642
Accounts receivable, net
Oil and gas sales	—	—	26,568	—	—	26,568
Joint interest owners	—	—	5,267	—	—	5,267
Other	—	5,434	627	—	—	6,061
Commodity derivative assets	—	24,100	—	—	—	24,100
Other current assets	—	422	2,262	—	—	2,684
Intercompany receivable	15,666	1,180,859	—	—	(1,196,525)	—
Total current assets	42,830	1,212,790	40,207	20	(1,196,525)	99,322
Oil and gas properties, net, at cost under the successful efforts method	—	—	1,743,588	—	—	1,743,588
Other property, plant and equipment, net	—	—	2,378	618	—	2,996
Commodity derivative assets	—	34,744	—	—	—	34,744
Other assets	—	5,265	785	—	—	6,050
Investment in subsidiaries	531,363	—	—	—	(531,363)	—
Total assets	$574,193	$1,252,799	$1,786,958	$638	$(1,727,888)	$1,886,700
Liabilities and Stockholders’ Equity
Current liabilities
Trade accounts payable	$—	$13	$36,514	$—	$—	$36,527
Oil and gas sales payable	—	—	28,339	—	—	28,339
Accrued liabilities	3,874	11,227	10,597	9	—	25,707
Commodity derivative liabilities	—	14,650	—	—	—	14,650
Other current liabilities	—	1,984	600	—	—	2,584
Intercompany payable	—	—	1,566,941	2,796	(1,569,737)	—
Total current liabilities	3,874	27,874	1,642,991	2,805	(1,569,737)	107,807
Long-term debt	—	724,009	—	—	—	724,009
Deferred revenue	—	7,049	—	—	—	7,049
Commodity derivative liabilities	—	1,209	—	—	—	1,209
Asset retirement obligations	—	—	19,458	—	—	19,458
Liability under tax receivable agreement	43,045	—	—	—	—	43,045
Other liabilities	—	269	523	—	—	792
Deferred tax liabilities	85	2,820	—	—	—	2,905
Total liabilities	47,004	763,230	1,662,972	2,805	(1,569,737)	906,274
Mezzanine equity
Series A preferred stock, $0.001 par value; 1,840,000 shares issued and outstanding at December 31, 2016	88,975	—	—	—	—	88,975
Stockholders’/ members' equity
Members' equity	—	489,569	123,986	(2,167)	(611,388)	—
Class A common stock, $0.001 par value; 57,048,076 shares issued and 57,025,474 shares outstanding at December 31, 2016	57	—	—	—	—	57
Class B common stock, $0.001 par value; 29,832,098 shares issued and outstanding at December 31, 2016	30	—	—	—	—	30
Treasury stock, at cost: 22,602 shares at December 31, 2016	(358)	—	—	—	—	(358)
Additional paid-in-capital	447,137	—	—	—	—	447,137
Retained earnings (deficit)	(8,652)	—	—	—	—	(8,652)
Stockholders' equity	438,214	489,569	123,986	(2,167)	(611,388)	438,214
Non-controlling interest	—	—	—	—	453,237	453,237
Total stockholders’ equity	438,214	489,569	123,986	(2,167)	(158,151)	891,451
Total liabilities and stockholders’ equity	$574,193	$1,252,799	$1,786,958	$638	$(1,727,888)	$1,886,700

Jones Energy, Inc.

Condensed Consolidating Balance Sheet

December 31, 2015

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$100	$12,448	$9,325	$20	$—	$21,893
Accounts receivable, net
Oil and gas sales	—	—	19,292	—	—	19,292
Joint interest owners	—	—	11,314	—	—	11,314
Other	—	14,444	726	—	—	15,170
Commodity derivative assets	—	124,207	—	—	—	124,207
Other current assets	—	444	1,854	—	—	2,298
Intercompany receivable	12,866	1,161,997	—	—	(1,174,863)	—
Total current assets	12,966	1,313,540	42,511	20	(1,174,863)	194,174
Oil and gas properties, net, at cost under the successful efforts method	—	—	1,635,766	—	—	1,635,766
Other property, plant and equipment, net	—	—	3,168	705	—	3,873
Commodity derivative assets	—	93,302	—	—	—	93,302
Other assets	—	7,456	583	—	—	8,039
Investment in subsidiaries	444,362	—	—	—	(444,362)	—
Total assets	$457,328	$1,414,298	$1,682,028	$725	$(1,619,225)	$1,935,154
Liabilities and Stockholders’ Equity
Current liabilities
Trade accounts payable	$—	$388	$7,079	$—	$—	$7,467
Oil and gas sales payable	—	—	32,408	—	—	32,408
Accrued liabilities	—	15,741	11,270	—	—	27,011
Commodity derivative liabilities	—	11	—	—	—	11
Other current liabilities	—	—	679	—	—	679
Intercompany payable	—	—	1,391,838	2,434	(1,394,272)	—
Total current liabilities	—	16,140	1,443,274	2,434	(1,394,272)	67,576
Long-term debt	—	837,654	—	—	—	837,654
Deferred revenue	—	11,417	—	—	—	11,417
Asset retirement obligations	—	—	20,301	—	—	20,301
Liability under tax receivable agreement	38,052	—	—	—	—	38,052
Other liabilities	—	—	330	—	—	330
Deferred tax liabilities	19,280	3,692	—	—	—	22,972
Total liabilities	57,332	868,903	1,463,905	2,434	(1,394,272)	998,302
Stockholders’/ members' equity
Members' equity	—	545,395	218,123	(1,709)	(761,809)	—
Class A common stock, $0.001 par value; 30,573,509 shares issued and 30,550,907 shares outstanding at December 31, 2015	31	—	—	—	—	31
Class B common stock, $0.001 par value; 31,273,130 shares issued and outstanding at December 31, 2015	31	—	—	—	—	31
Treasury stock, at cost: 22,602 shares at December 31, 2015	(358)	—	—	—	—	(358)
Additional paid-in-capital	363,723	—	—	—	—	363,723
Retained earnings (deficit)	36,569	—	—	—	—	36,569
Stockholders' equity	399,996	545,395	218,123	(1,709)	(761,809)	399,996
Non-controlling interest	—	—	—	—	536,856	536,856
Total stockholders’ equity	399,996	545,395	218,123	(1,709)	(224,953)	936,852
Total liabilities and stockholders’ equity	$457,328	$1,414,298	$1,682,028	$725	$(1,619,225)	$1,935,154

Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

Year Ended December 31, 2016

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$124,877	$—	$—	$124,877
Other revenues	—	2,384	586	—	—	2,970
Total operating revenues	—	2,384	125,463	—	—	127,847
Operating costs and expenses
Lease operating	—	—	32,640	—	—	32,640
Production and ad valorem taxes	—	—	7,768	—	—	7,768
Exploration	—	—	6,673	—	—	6,673
Depletion, depreciation and amortization	—	—	153,843	87	—	153,930
Accretion of ARO liability	—	—	1,263	—	—	1,263
General and administrative	—	12,028	17,244	368	—	29,640
Other operating	—	—	199	—	—	199
Total operating expenses	—	12,028	219,630	455	—	232,113
Operating income (loss)	—	(9,644)	(94,167)	(455)	—	(104,266)
Other income (expense)
Interest expense	—	(53,080)	(47)	—	—	(53,127)
Gain on debt extinguishment	—	99,530	—	—	—	99,530
Net gain (loss) on commodity derivatives	—	(51,264)	—	—	—	(51,264)
Other income (expense)	784	(321)	73	—	—	536
Other income (expense), net	784	(5,135)	26	—	—	(4,325)
Income (loss) before income tax	784	(14,779)	(94,141)	(455)	—	(108,591)
Equity interest in income	(66,804)	—	—	—	66,804	—
Income tax provision (benefit)	(23,468)	(318)	—	—	—	(23,786)
Net income (loss)	(42,552)	(14,461)	(94,141)	(455)	66,804	(84,805)
Net income (loss) attributable to non-controlling interests	—	—	—	—	(42,253)	(42,253)
Net income (loss) attributable to controlling interests	$(42,552)	$—	$—	$—	$—	$(42,552)
Dividends and accretion on preferred stock	(2,669)	—	—	—	—	(2,669)
Net income (loss) attributable to common shareholders	$(45,221)	$—	$—	$—	$—	$(45,221)

Jones Energy, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2015

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$194,555	$—	$—	$194,555
Other revenues	—	1,960	884	—	—	2,844
Total operating revenues	—	1,960	195,439	—	—	197,399
Operating costs and expenses
Lease operating	—	—	41,027	—	—	41,027
Production and ad valorem taxes	—	—	12,130	—	—	12,130
Exploration	—	—	6,551	—	—	6,551
Depletion, depreciation and amortization	—	—	205,407	91	—	205,498
Accretion of ARO liability	—	—	1,087	—	—	1,087
General and administrative	—	13,565	19,707	116	—	33,388
Other operating		—	4,188	—		4,188
Total operating expenses	—	13,565	290,097	207	—	303,869
Operating income (loss)	—	(11,605)	(94,658)	(207)	—	(106,470)
Other income (expense)
Interest expense	—	(63,160)	(1,298)	—	—	(64,458)
Net gain (loss) on commodity derivatives	—	158,753	—	—	—	158,753
Other income (expense)	1,984	(1,663)	(4)	—	—	317
Other income (expense), net	1,984	93,930	(1,302)	—	—	94,612
Income (loss) before income tax	1,984	82,325	(95,960)	(207)	—	(11,858)
Equity interest in income	(4,728)	—	—	—	4,728	—
Income tax provision (benefit)	(363)	(2,418)	—	—	—	(2,781)
Net income (loss)	(2,381)	84,743	(95,960)	(207)	4,728	(9,077)
Net income (loss) attributable to non-controlling interests	—	—	—	—	(6,696)	(6,696)
Net income (loss) attributable to controlling interests	$(2,381)	$—	$—	$—	$—	$(2,381)

Jones Energy, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2014

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating revenues
Oil and gas sales	$—	$—	$378,401	$—	$—	$378,401
Other revenues	—	1,154	1,042	—	—	2,196
Total operating revenues	—	1,154	379,443	—	—	380,597
Operating costs and expenses
Lease operating	—	—	37,760	—	—	37,760
Production and ad valorem taxes	—	—	22,556	—	—	22,556
Exploration	—	—	3,453	—	—	3,453
Depletion, depreciation and amortization	—	—	181,578	91	—	181,669
Accretion of ARO liability	—	—	770	—	—	770
General and administrative	—	4,493	21,181	89	—	25,763
Total operating expenses	—	4,493	267,298	180	—	271,971
Operating income (loss)	—	(3,339)	112,145	(180)	—	108,626
Other income (expense)
Interest expense	—	(40,365)	(1,510)	—	—	(41,875)
Net gain (loss) on commodity derivatives	—	189,641	—	—	—	189,641
Other income (expense)	—	(4,851)	297	—	—	(4,554)
Other income (expense), net	—	144,425	(1,213)	—	—	143,212
Income (loss) before income tax	—	141,086	110,932	(180)	—	251,838
Equity interest in income	63,197	—	—	—	(63,197)	—
Income tax provision (benefit)	22,061	4,157	—	—	—	26,218
Net income (loss)	41,136	136,929	110,932	(180)	(63,197)	225,620
Net income (loss) attributable to non-controlling interests	—	—	—	—	184,484	184,484
Net income (loss) attributable to controlling interests	$41,136	$—	$—	$—	$—	$41,136

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2016

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income (loss)	$(42,552)	$(14,461)	$(94,141)	$(455)	$66,804	$(84,805)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(105,877)	(70,695)	353,426	455	(66,804)	110,505
Net cash (used in) / provided by operations	(148,429)	(85,156)	259,285	—	—	25,700
Cash flows from investing activities
Additions to oil and gas properties	—	—	(264,462)	—	—	(264,462)
Proceeds from sales of assets	—	—	1,645	—	—	1,645
Acquisition of other property, plant and equipment	—	—	(310)	—	—	(310)
Current period settlements of matured derivative contracts	—	132,265	—	—	—	132,265
Net cash (used in) / provided by investing	—	132,265	(263,127)	—	—	(130,862)
Cash flows from financing activities
Proceeds from issuance of long-term debt	—	130,000	—	—	—	130,000
Repayment under long-term debt	—	(62,000)	—	—	—	(62,000)
Purchase of senior notes	—	(84,589)	—	—	—	(84,589)
Payment of dividends on preferred stock	(1,615)	—	—	—	—	(1,615)
Net distributions paid to JEH unitholders	23,674	(40,993)	—	—	—	(17,319)
Proceeds from sale of common stock	65,446	—	—	—	—	65,446
Proceeds from sale of preferred stock	87,988	—	—	—	—	87,988
Net cash (used in) / provided by financing	175,493	(57,582)	—	—	—	117,911
Net increase (decrease) in cash	27,064	(10,473)	(3,842)	—	—	12,749
Cash
Beginning of period	100	12,448	9,325	20	—	21,893
End of period	$27,164	$1,975	$5,483	$20	$—	$34,642

Jones Energy, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2015

			Guarantor	Non-Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income (loss)	$(2,381)	$84,743	$(95,960)	$(207)	$4,728	$(9,077)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(120,398)	(202,359)	405,214	197	(4,728)	77,926
Net cash (used in) / provided by operations	(122,779)	(117,616)	309,254	(10)	—	68,849
Cash flows from investing activities
Additions to oil and gas properties	—	—	(311,305)	—	—	(311,305)
Proceeds from sales of assets	—	—	41	—	—	41
Acquisition of other property, plant and equipment	—	—	(1,101)	—	—	(1,101)
Current period settlements of matured derivative contracts	—	144,145		—	—	144,145
Net cash (used in) / provided by investing	—	144,145	(312,365)	—	—	(168,220)
Cash flows from financing activities
Proceeds from issuance of long-term debt	—	85,000	—	—	—	85,000
Repayment under long-term debt	—	(335,000)	—	—	—	(335,000)
Proceeds from senior notes	—	236,475	—	—	—	236,475
Payment of debt issuance costs	—	(1,556)	—	—	—	(1,556)
Proceeds from sale of common stock, net of expense	122,779	—	—	—	—	122,779
Net cash (used in) / provided by financing	122,779	(15,081)	—	—	—	107,698
Net increase (decrease) in cash	—	11,448	(3,111)	(10)	—	8,327
Cash						—
Beginning of period	100	1,000	12,436	30	—	13,566
End of period	$100	$12,448	$9,325	$20	$—	$21,893

Jones Energy, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014

				Non-
			Guarantor	Guarantor
(in thousands of dollars)	JEI (Parent)	Issuers	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income (loss)	$41,136	$136,929	$110,932	$(180)	$(63,197)	$225,620
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(40,778)	(326,859)	343,999	140	63,197	39,699
Net cash (used in) / provided by operations	358	(189,930)	454,931	(40)	—	265,319
Cash flows from investing activities
Additions to oil and gas properties	—	—	(474,619)	—	—	(474,619)
Net adjustments to purchase price of properties acquired	—	—	15,709	—	—	15,709
Proceeds from sales of assets	—	—	448	—	—	448
Acquisition of other property, plant and equipment	—	—	(1,683)	—	—	(1,683)
Current period settlements of matured derivative contracts	—	(3,654)	—	—	—	(3,654)
Net cash (used in) / provided by investing	—	(3,654)	(460,145)	—	—	(463,799)
Cash flows from financing activities
Proceeds from issuance of long-term debt	—	170,000	—	—	—	170,000
Repayment under long-term debt	—	(468,000)	—	—	—	(468,000)
Proceeds from senior notes	—	500,000	—	—	—	500,000
Payment of debt issuance costs	—	(13,416)	—	—	—	(13,416)
Purchases of treasury stock	(358)	—	—	—	—	(358)
Net cash (used in) / provided by financing	(358)	188,584	—	—	—	188,226
Net increase (decrease) in cash	—	(5,000)	(5,214)	(40)	—	(10,254)
Cash
Beginning of period	100	6,000	17,650	70	—	23,820
End of period	$100	$1,000	$12,436	$30	$—	$13,566